Contractual Commitments And Contingencies (Litigation) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Undiscounted liability related to premises asbestos claims	$ 11	$ 11
Receivable for recoveries related to premises asbestos liabilities	$ 8	$ 7